SUBSIDIARY PUBLIC ISSUERS - Income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Revenues	$ 2,980	$ 2,982	$ 2,625
Net income (loss)	273	403	51
Brookfield Renewable
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	10	62	(4)
BRP Equity
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	0	7	10
Finco
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	(4)	(1)	(1)
Holding Entities
Disclosure of subsidiaries [line items]
Revenues	2	0	0
Net income (loss)	(156)	(25)	(435)
Other Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	2,979	2,983	2,625
Net income (loss)	2,190	1,305	631
Consolidating adjustments
Disclosure of subsidiaries [line items]
Revenues	(1)	(1)	0
Net income (loss)	$ (1,767)	$ (945)	$ (150)